Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Purchase of treasury stock, shares	1,283	2,602	1,061
Dividends per common share	$ 0.18	$ 0.24	$ 0.24
Retained Earnings [Member]
Dividends per common share	$ 0.18	$ 0.24	$ 0.24
Treasury Stock [Member]
Purchase of treasury stock, shares	1,283	2,602	1,061